Dispositions (Details) $ in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Apr. 23, 2021 CAD ($)	Apr. 23, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Gain (loss) on disposition of assets				$ 6		$ 223
Meade Pipeline Co LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from disposition of business				3
Disposal by sale | WGL Midstream
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from disposition of business	$ 341	$ 275
Goodwill	$ 13
Gain (loss) on disposal of business				3
Disposal by sale | Distributed Generation Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Gain (loss) on disposition of assets				(1)
Disposal by sale | Other Midstream Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Gain (loss) on disposition of assets				1
Proceeds from sale of assets				5
Disposal by sale | Petrogas Propane Distribution Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Gain (loss) on disposition of assets				$ (1)
Proceeds from sale of assets			$ 1
Disposal by sale | Meade Pipeline Co LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from disposition of business					$ 2